JPMorgan Investor Balanced Fund Annual Fund Operating Expenses - R2 R3 R4 R5 Shares [Member] - JPMorgan Investor Balanced Fund	Jun. 30, 2026
Class R2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Distribution and Service (12b-1) Fees	0.50%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.01%	[1]
Other Expenses (as a percentage of Assets):	0.26%
Acquired Fund Fees and Expenses	0.37%	[1],[2]
Expenses (as a percentage of Assets)	1.18%
Class R3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Distribution and Service (12b-1) Fees	0.25%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.01%	[1]
Other Expenses (as a percentage of Assets):	0.26%
Acquired Fund Fees and Expenses	0.37%	[1],[2]
Expenses (as a percentage of Assets)	0.93%
Class R4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.01%	[1]
Other Expenses (as a percentage of Assets):	0.26%
Acquired Fund Fees and Expenses	0.37%	[1],[2]
Expenses (as a percentage of Assets)	0.68%
Class R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.05%
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.10%
Component2 Other Expenses	0.01%	[1]
Other Expenses (as a percentage of Assets):	0.11%
Acquired Fund Fees and Expenses	0.37%	[1],[2]
Expenses (as a percentage of Assets)	0.53%

[1]	"Remainder of Other Expenses" and "Acquired Fund (Underlying Fund) Fees and Expenses" are based on estimated amounts for the current fiscal year.
[2]	Effective 11/1/2026, certain Underlying Funds’ Total Annual Operating Expenses After Fee Waivers and Expense Reimbursements were reduced. The “Acquired Fund (Underlying Fund) Fees and Expenses” in the table have been restated to reflect the expense reductions for the applicable Underlying Funds.